Material accounting policy information, Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Buildings [Member]
Property plant and equipment [Abstract]
Useful lives of assets	18 years
Plant and Equipment [Member] | Bottom of Range [Member]
Property plant and equipment [Abstract]
Useful lives of assets	3 years
Plant and Equipment [Member] | Top of Range [Member]
Property plant and equipment [Abstract]
Useful lives of assets	15 years
Furniture, Fittings and Equipment [Member] | Bottom of Range [Member]
Property plant and equipment [Abstract]
Useful lives of assets	3 years
Furniture, Fittings and Equipment [Member] | Top of Range [Member]
Property plant and equipment [Abstract]
Useful lives of assets	5 years
Leased Plant and Equipment [Member] | Bottom of Range [Member]
Property plant and equipment [Abstract]
Useful lives of assets	3 years
Leased Plant and Equipment [Member] | Top of Range [Member]
Property plant and equipment [Abstract]
Useful lives of assets	5 years